Borrowings and debt (Details 3) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 1,593,043	$ 1,526,095
2021
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	252,045
2022
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	525,175
2023
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	108,436
2024
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	64,757
More than 5 years
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	618,154
2026
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	12,238
2027
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 12,238